BANK NOTES PAYABLE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Short-term Debt [Line Items]
Bank notes payable	$ 2,839,783	$ 3,244,333
Cash deposits held by banks as guarantees for notes payable	1,153,444	1,086,437
Portion of notes payable secured by the personal properties of the Company's principal shareholders and third party individuals	$ 2,409,055	3,244,333
Minimum [Member]
Short-term Debt [Line Items]
Cash deposit typically required by banks stated as a percentage of the face value of the notes	30.00%
Maximum [Member]
Short-term Debt [Line Items]
Cash deposit typically required by banks stated as a percentage of the face value of the notes	100.00%
Industrial and Commercial Bank of China [Member]
Short-term Debt [Line Items]
Bank notes payable	$ 2,409,055	$ 2,678,648
Debt instrument, maturity date start	Jan. 17, 2016	Jan. 23, 2015
Debt instrument, maturity date end	Jun. 23, 2016	Apr. 15, 2015
China Citic Bank [Member]
Short-term Debt [Line Items]
Bank notes payable	$ 430,728
Debt instrument, maturity date start	Jan. 28, 2016
Debt instrument, maturity date end	Jun. 29, 2016
Bank of China [Member]
Short-term Debt [Line Items]
Bank notes payable		$ 565,685
Debt instrument, maturity date start		Jan. 25, 2015
Debt instrument, maturity date end		Jun. 26, 2015